American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Large Cap Value ETF (FLV)
November 30, 2025

Focused Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.4%
RTX Corp.	22,563	3,946,494
Banks — 7.1%
JPMorgan Chase & Co.	33,090	10,359,817
Truist Financial Corp.	211,421	9,831,077
		20,190,894
Beverages — 3.3%
Anheuser-Busch InBev SA, ADR(1)	18,705	1,150,919
PepsiCo, Inc.	55,669	8,280,207
		9,431,126
Building Products — 1.8%
A.O. Smith Corp.	77,035	5,082,769
Capital Markets — 6.2%
Bank of New York Mellon Corp.	30,482	3,417,032
Blackrock, Inc.	7,657	8,019,176
Charles Schwab Corp.	66,371	6,154,583
		17,590,791
Chemicals — 1.3%
PPG Industries, Inc.	36,575	3,658,963
Communications Equipment — 3.1%
Cisco Systems, Inc.	69,793	5,369,873
F5, Inc.(2)	14,307	3,421,662
		8,791,535
Construction Materials — 1.6%
CRH PLC	36,844	4,419,806
Consumer Staples Distribution & Retail — 0.6%
Sysco Corp.	22,343	1,702,537
Containers and Packaging — 2.4%
Packaging Corp. of America	32,963	6,726,759
Diversified Telecommunication Services — 1.7%
Verizon Communications, Inc.	117,028	4,811,021
Electric Utilities — 3.3%
Duke Energy Corp.	75,889	9,405,683
Electrical Equipment — 1.3%
Rockwell Automation, Inc.	9,033	3,575,803
Electronic Equipment, Instruments and Components — 0.7%
TE Connectivity PLC	9,012	2,038,064
Energy Equipment and Services — 1.5%
Baker Hughes Co.	87,765	4,405,803
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(2)	17,561	9,023,017
Food Products — 2.5%
Mondelez International, Inc., Class A	124,570	7,171,495
Gas Utilities — 1.8%
Atmos Energy Corp.	28,925	5,101,502
Ground Transportation — 2.6%
Norfolk Southern Corp.	24,917	7,278,006
Health Care Equipment and Supplies — 7.4%
Becton Dickinson & Co.	45,772	8,880,684
Medtronic PLC	65,819	6,932,715
Zimmer Biomet Holdings, Inc.	53,383	5,205,910
		21,019,309

Health Care Providers and Services — 2.6%
Henry Schein, Inc.(2)	57,503	4,287,999
UnitedHealth Group, Inc.	9,631	3,176,015
		7,464,014
Household Durables — 1.4%
PulteGroup, Inc.	30,490	3,878,023
Household Products — 1.6%
Kimberly-Clark Corp.	40,662	4,437,037
Insurance — 6.0%
Marsh & McLennan Cos., Inc.	50,092	9,189,378
Reinsurance Group of America, Inc.	41,321	7,845,618
		17,034,996
Interactive Media and Services — 2.7%
Alphabet, Inc., Class A	24,434	7,823,278
Life Sciences Tools and Services — 1.7%
IQVIA Holdings, Inc.(2)	21,594	4,966,836
Machinery — 2.7%
Cummins, Inc.	6,089	3,032,200
PACCAR, Inc.	44,232	4,662,938
		7,695,138
Oil, Gas and Consumable Fuels — 6.7%
Chevron Corp.	46,217	6,984,775
ONEOK, Inc.	118,866	8,655,822
TotalEnergies SE, ADR(1)	51,326	3,372,118
		19,012,715
Personal Care Products — 7.2%
Estee Lauder Cos., Inc., Class A	31,904	3,001,209
Kenvue, Inc.	327,106	5,675,307
Unilever PLC, ADR	194,927	11,810,627
		20,487,143
Pharmaceuticals — 5.0%
Johnson & Johnson	47,548	9,838,632
Sanofi SA, ADR	85,185	4,249,028
		14,087,660
Semiconductors and Semiconductor Equipment — 3.4%
Analog Devices, Inc.	21,037	5,581,958
QUALCOMM, Inc.	24,000	4,034,160
		9,616,118
Software — 1.4%
Salesforce, Inc.	17,850	4,115,139
Specialized REITs — 1.8%
American Tower Corp.	28,691	5,200,818
TOTAL COMMON STOCKS (Cost $241,619,403)		281,190,292
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,224,880	2,224,880
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,467,980	3,467,980
TOTAL SHORT-TERM INVESTMENTS (Cost $5,692,860)		5,692,860
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $247,312,263)		286,883,152
OTHER ASSETS AND LIABILITIES — (1.0)%		(2,859,191)
TOTAL NET ASSETS — 100.0%		$284,023,961

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,387,797. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,467,980.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.